O'Shaughnessy Enhanced Dividend Fund (First Prospectus Summary) | O'Shaughnessy Enhanced Dividend Fund
O'Shaughnessy Enhanced Dividend Fund
Investment Objective
The Fund's investment objective is to seek long-term capital appreciation and income.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the

O'Shaughnessy Funds' Class A shares. More information about these and other discounts is available from your financial professional and in the "Shareholder

Information" section on page 27 of the Fund's Prospectus and the "Additional

Purchase and Redemption Information" section on page 37 of the Fund's SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees O'Shaughnessy Enhanced Dividend Fund	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.25%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	1.00%
Redemption Fee (as a percentage of amount redeemed on shares held for 90 days or less)	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses O'Shaughnessy Enhanced Dividend Fund		Class A	Class C
Management Fees		0.65%	0.65%
Distribution (Rule 12b-1) Fees		0.25%	1.00%
Shareholder Servicing Plan Fees		0.25%	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)		2.78%	2.66%
Total Annual Fund Operating Expenses	[1]	3.68%	4.31%
Less: Fee Waiver and Expense Reimbursement	[2]	(2.43%)	(2.31%)
Net Annual Fund Operating Expenses		1.25%	2.00%
[1]	Total Annual Fund Operating Expenses for the Fund do not correlate to the Ratio of Expenses to Average Net Assets Before Expense Reimbursement in the Financial Highlights section of the statutory prospectus, which reflects the operating expenses of the Fund and does not include the 0.01% attributed to AFFE.
[2]	The Adviser has contractually agreed to waive all or a portion of its management fees and pay expenses of the Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, interest, taxes and extraordinary expenses) do not exceed 1.24% of average daily net assets of the Fund's Class A shares and 1.99% of average daily net assets of the Fund's Class C shares (the "Expense Caps"). The Expense Caps will remain in effect through at least November 28, 2012, and may be terminated only by the Board. The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to the Expense Caps.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same (taking into account the contractual Expense Caps only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example O'Shaughnessy Enhanced Dividend Fund (USD $)	Expense Example, By Year, Column Name	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A
Class A shares If you redeem your shares at the end of the period:
		646	1,379	2,131	4,101
Class C
Class C shares If you redeem your shares at the end of the period:
		303	1,097	2,003	4,325

Expense Example, No Redemption O'Shaughnessy Enhanced Dividend Fund (USD $)	Expense Example, No Redemption, By Year, Column Name	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A
Class A shares If you do not redeem your shares at the end of the period:
		646	1.379	2,131	4.101
Class C
Class C shares If you do not redeem your shares at the end of the period:
		203	1,097.000	2,003	4,325.000

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 38.75% of the average value of its portfolio.

Principal Investment Strategies of the Fund
Under normal market conditions, the Fund invests at least 80% of its net assets

(including any borrowings for investment purposes) in dividend-producing securities. Such securities primarily include common stocks and other equity securities of medium to large capitalization companies listed on U.S. exchanges,

which includes depositary receipts of foreign based companies (i.e., American

Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global

Depositary Receipts ("GDRs"), etc.) whose common stock is not itself listed on a

U.S. exchange. The Fund may also invest up to 25% of its total assets in equity securities of small capitalization companies which the Adviser defines by reference to those companies within the capitalization range of the Russell

2000® Index (which consists of companies with capitalizations from approximately

$14.5 million up to approximately $3.1 billion as of July 31, 2011). The Adviser screens securities using a factor-based model that seeks to identify market leading companies by analysis of a number of factors including, but not limited to, above-average annual sales, cash flow, market capitalization and volume. The

Adviser may eliminate or substitute factors at its discretion. From this group of securities, the Adviser then employs a proprietary quantitatively-driven approach to security selection based on research and analysis of historical data

(for example, companies' past dividend yields and dividend yield rankings) to identify those securities with high dividend yields. Finally, the Adviser employs an "enhanced" strategy by overweighting those securities that it believes have the highest dividend yields. Portfolio securities may be sold generally upon periodic rebalancings of the Fund's portfolio. The Adviser considers the same factors it uses in evaluating a security for purchase and generally sells securities when it believes such securities no longer meet its investment criteria.  The Fund may from time to time emphasize investment in certain sectors of the market.

The Fund invests primarily in common stocks and other equity securities,

including preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts. The Fund may invest a portion or all of its total assets in the securities of foreign issuers, including those in emerging markets, and may invest up to 10% of its total assets in REITs and foreign real estate companies. The Fund may invest up to 10% of its total assets in other investment companies, including ETFs. The Fund may purchase and sell certain derivative instruments, such as futures contracts and currency-related transactions involving futures contracts and forward contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Adviser expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the

Fund. The following principal risks could affect the value of your investment:

·  Market Risk and Equity Risk. Market risk is the possibility that the market value of securities owned by the Fund will decline. Investments in common stocks and other equity securities generally are affected by changes in the stock markets, which fluctuate substantially over time, sometimes suddenly and sharply. The values of income-producing equity securities may or may not fluctuate in tandem with overall changes in the stock markets. The values of convertible securities tend to decline as interest rates rise and, because of the conversion feature, tend to vary with fluctuations in the market value of the underlying equity security.

·  Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Adviser's management practices and investment strategies might not work to meet the Fund's investment objective.

·  Sector Risk.  To the extent the Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the

   Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

·  Foreign Securities Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

·  Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets,

   distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

·  REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes the Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

·  Investment Company Risk. When the Fund invests in an ETF or mutual fund, it will bear additional expenses based on its pro rata share of the ETF's or mutual fund's operating expenses, including the potential duplication of management fees. The risk of owning an ETF or mutual fund generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. The Fund also will incur brokerage costs when it purchases ETFs.

·  Derivative Transactions Risk. Risks of derivatives include the possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the instruments may not be liquid.

·  Portfolio Turnover Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability. High portfolio turnover also necessarily results in greater transaction costs which may reduce Fund performance.

·  Newer Fund Risk. The Fund is newer with limited operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund's website at www.osam.com or by calling the Fund toll-free at

1-877-291-7827.